07085536

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

CERTAMY

1-33877

RECD S.E.C.
DEC 13 2007
1086

December 13, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 6, 2007 the American Stock Exchange LLC (the "Exchange") received from The Quantum Group, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units, each consisting of three shares of Common Stock, two Class A Warrants and two Class B Warrants
Common Stock, par value $0.001 per share
Class A Warrants
Class B Warrants

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
DEC 14 2007
THOMSON FINANCIAL

cc: Herbert Scholl

END